Organization and Business Operations - Financing (Details) - USD ($)		6 Months Ended
	Mar. 10, 2020	Jun. 30, 2020	Mar. 05, 2020
Significant Accounting Policies
Proceeds from issuance of shares		$ 690,000,000
Proceeds from private placement of warrants		$ 15,050,000
Price per share			$ 12.00
Number of warrants to purchase shares issued		10,033,333
Exercise price of warrants		$ 1.50
Principal deposited in Trust Account		$ 690,000,000
Public Offering
Significant Accounting Policies
Proceeds from issuance of shares	$ 690,000,000
Number of shares issued		69,000,000
Price per share	$ 10.00
Private Placement
Significant Accounting Policies
Number of warrants to purchase shares issued		10,033,333
Exercise price of warrants		$ 1.50
Principal deposited in Trust Account		$ 690,000,000
Over-allotment
Significant Accounting Policies
Number of shares issued		9,000,000